Document and Entity Information	12 Months Ended
Nov. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	FIDELITY CAPITAL TRUST
Central Index Key	0000275309
Amendment Flag	false
Document Creation Date	Jun. 15, 2012
Document Effective Date	Jun. 15, 2012
Prospectus Date	Nov. 29, 2011